January 9, 2017	JAY L. SWANSON (612)340-2763 (612) 340-7800 swanson.jay@dorsey.com

Division of Corporation Finance
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549
Attention:     Mr. Christopher Dunham

Re:     Heartland Financial USA, Inc.
Registration Statement on Form S-4
Filed December 12, 2016
File No. 333-215047

Dear Mr. Dunham:

Accompanying this letter and filed electronically by EDGAR please find Amendment No. 1 (the “Amendment”) to the above Registration Statement on Form S-4 (the “Registration Statement”) of Heartland Financial USA, Inc. (the “Company”).

The Amendment is being filed in response to the Staff’s comment letter dated December 30, 2016 to the Company. In accordance with the comment letter, the Amendment includes the following:

•	the Shareholder Voting Agreement, which is being filed as Exhibit 10.1 to the Registration Statement;

•
revisions to the text set forth under the captions “Summary-United States Federal Income Tax Consequences” and “The Merger-Material United States Federal Income Tax Consequences of the Merger-General” in the proxy statement/prospectus (the “Proxy Statement/Prospectus”) contained in the Registration Statement (which revisions have been shared with, and accepted by, the Staff), and a new opinion of Katten Muchin Rosenman LLP, special tax counsel to Founders Bancorp (“Founders”), regarding the U.S. federal income tax consequences to Founders’ U.S. shareholders of the merger of Founders with the Company; and

•
a stock beneficial ownership table for Founders set forth under the caption “Information About Founders-Beneficial Ownership of Founders Common Stock” in the Proxy Statement/Prospectus containing the information required by Item 403 of Regulation S-K.

The Company has also revised certain information in the Proxy Statement/Prospectus, including the identity of the exchange agent, the time and place of the special meeting of Founders’ shareholders, the recent volume weighted average closing price of a share of Heartland common stock and the deadlines for Founders’ shareholders to elect cash and/or stock merger consideration, as well as the recent trading prices of the common stock of the Company and Founders.

The Company would like to have the Registration Statement declared effective as soon as possible. Accordingly, the Company intends to file an acceleration request as soon as the Company is advised by the Staff that the Amendment is responsive to the Staff’s comments.

If you have any questions, please contact the undersigned by telephone at (612) 340‑2763 (or by e-mail at swanson.jay@dorsey.com) or Cam C. Hoang of this office by telephone at (612) 492‑6109 (or by e-mail at hoang.cam@dorsey.com).

Sincerely,
/s/ Jay L. Swanson
Jay L. Swanson

JLS:jmz

cc:	Ms. Era Anagnosti
Mr. Bryan R. McKeag
Mr. J. Daniel Patten
Mr. Michael J. Coyle
Ms. Cam C. Hoang